Share Capital (Tables)	6 Months Ended
Jun. 30, 2018
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Schedule of Share Capital

		In millions of Euros
	Number of shares	Share capital	Share premium
At January 1, 2018	134,510,623	3	420
New shares issued(A)	182,716	—	—

At June 30, 2018(B)	134,693,339	3	420

(A)	Constellium N.V. issued and granted 182,716 Class A ordinary shares to certain employees related to share-based compensation plans.
(B)	Constellium N.V. holds 38,597 Class A ordinary shares at June 30, 2018.